As filed with the Securities and Exchange Commission on June 9, 2014.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10319

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2014

Item 1. Reports to Stockholders.

Vice Fund
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

Generation Wave Growth Fund
Investor Class Shares (GWGFX)

each a series of USA MUTUALS

Annual Report
March 31, 2014

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:  1-866-264-8783
Web:     www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
PORTFOLIO OF INVESTMENTS – VICE FUND	11
SCHEDULE OF OPTIONS WRITTEN – VICE FUND	13
PORTFOLIO OF INVESTMENTS – GENERATION WAVE GROWTH FUND	15
SCHEDULE OF OPTIONS WRITTEN – GENERATION WAVE GROWTH FUND	18
STATEMENTS OF ASSETS AND LIABILITIES	20
STATEMENTS OF OPERATIONS	22
STATEMENTS OF CHANGES IN NET ASSETS	23
FINANCIAL HIGHLIGHTS	25
NOTES TO FINANCIAL STATEMENTS	29
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	44
ADDITIONAL INFORMATION	45

LETTER TO SHAREHOLDERS

Dear Shareholder:

Financial Conditions During Fiscal Year Period
During the fiscal year ended March 31, 2014, the Federal Reserve began tapering or reducing its Quantitative Easing (“QE”) (fourth QE variation of U.S. debt purchases).  As of March 31, 2014 the total debt issued by the U.S. Treasury reached $17.6 trillion, and the balance sheet of the Federal Reserve reached $4.2 trillion.  The Fed’s QE supported the U.S. equity markets, and unlike the previous versions of QE, there was no hard ending of the program.  Starting after its December 2013 Open Market Committee meeting, the Fed reduced its monthly bond buying program by $10 billion a month (from $85 billion to $75 billion).  By the end of this current fiscal year, the total monthly program was purchasing $55 billion a month (three “tapers”).

Equity markets worldwide performed well during the fiscal year ended March 31, 2014.  There was no talk of Greek “contagions” to spook the markets and Spanish debt went from a bane to boon.  Quantitative Easing was a worldwide panacea for all economic and market ailments.  The S&P 500 Index was up 9 of 12 months, and the average monthly S&P 500 Index return was 1.70%.

Historical Market Performance of the Funds
During the fiscal year the S&P 500 Index returned 21.86%.  During the same period the Vice Fund Investor Class (“VICEX”) was up 22.12%, the Vice Fund Class A (“VICAX”) (without sales charge) was up 22.10% and the Vice Fund Class C (“VICCX”) (without sales charge) was up 21.15%.  The alcohol and tobacco sectors underperformed the market during the period, while gaming and aerospace defense out performed.  During the fiscal year, Galaxy Entertainment Group Ltd., the Macau based casino was up 108%, the best performing holding for the third year running, while Ladbrokes PLC of the United Kingdom, another gaming company was the worst performer down 36%.  Over the course of the fiscal year, equity options were used successfully to reduce portfolio risk and generate additional income for the Vice Fund.

The investment strategy was formally changed in the Generation Wave Growth Fund (“GWGFX”) during the fiscal year ended March 31, 2014.  The new strategy deployed a “multi alternative” approach that utilized five distinctly different strategies: Equity Option, Equity Long/Short, Long/Short Fixed Income, Real Assets/Commodities and Tactical Allocation.  The Generation Wave Growth Fund gained 10.57% over the fiscal year while the S&P 500 Index increased by 21.86%.  Since the investment strategy was changed to multi alternative, the Generation Wave Growth Fund was not invested in a portfolio of equities that would be comparable with the S&P 500 Index.  A comparable index that represents multi alternative strategies is the IQ Hedge Multi-Strategy Index, which was up 6.14% for the same period.  Short equity options were utilized in the Generation Wave Growth Fund as part of the multi alternative strategy, and helped produce a portfolio that did not have correlative returns to the S&P 500 Index.

Outlook – Painting Watercolors in the Rain
The average maturity of the $17.6 trillion U.S. Treasury debt in February 2014 was 67 months or around 5.5 years with an average coupon of 1.998%.  The Federal Reserve has communicated that they would allow interest rates to “normalize” if the economy produces the growth they “forecast”.  The average rate of a 5 year treasury over the past 20 years was 3.96%.  If that rate is normal, the U.S. Government Deficit will increase by almost $400 billion per year from the increases in servicing the debt if interest rates were normalized.  Unfortunately cheap money encouraged fiscal imprudence in Congress with deficits still above the 15 year average and interest rates at historical lows.

News from the Advisor
The advisor to the Vice Fund will formally change its name from Mutuals Advisors, Inc. to USA Mutuals Advisors, Inc. and will change the name of the Vice Fund to the Barrier Fund, recognizing the substantial barriers to entry to the four sectors of the Vice Fund effective with the filing of the updated registration statement.

Gerald Sullivan
Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors, Inc. (the “Advisor”) and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.  For a complete list of Fund holdings, please see the Portfolios of Investments and Schedules of Options Written in this report.

Mutual fund investing involves risk; principal loss is possible.  The Vice Fund and the Generation Wave Growth Fund (each a “Fund”, together the “Funds”) are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than diversified funds.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Funds invest in small to mid-sized capitalization companies, which involve additional risks such as limited liquidity and greater volatility.  Because the Generation Wave Growth Fund may invest in third-party investment companies, including open-end mutual funds and other investment companies, your cost of investing in a Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Generation Wave Growth Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  Please refer to the prospectus for more information about the Generation Wave Growth Fund, including risks, fees and expenses.

The Funds may also write call options, which may limit the Funds’ ability to profit from increases in the market value of a security, but cause it to retain the risk of loss should the price of the security decline.  The Funds may also invest in companies that manufacture and distribute precious metals such as silver, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time.  Diversification does not assure a profit or protect against loss in a declining market.

The Funds may invest in derivatives, specifically call and put options.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.  You cannot invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other Fund expenses.  If you purchase Class A shares of the Funds you will pay an initial maximum sales charge of up to 5.75% when you invest.  A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase.  The Investor Class shares of the Funds charge no sales load.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/13 – 3/31/14).

Actual Expenses

The following table provides information about actual account values and actual expenses.  You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending

EXPENSE EXAMPLE (Unaudited) (Continued)

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2013 -	Annualized
	October 1, 2013	March 31, 2014	March 31, 2014	Expense Ratio
Based on Actual Fund Returns
Vice Fund
Investor Class*	$1,000.00	$1,097.80	$ 7.69	1.47%
Class A*	1,000.00	1,097.80	7.69	1.47
Class C*	1,000.00	1,093.20	11.59	2.22
Generation Wave
Growth Fund*	1,000.00	1,054.10	8.96	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2013 -	Annualized
	October 1, 2013	March 31, 2014	March 31, 2014	Expense Ratio
Based on Hypothetical
5% Yearly Returns
Vice Fund
Investor Class*	$1,000.00	$1,017.60	$ 7.39	1.47%
Class A*	1,000.00	1,017.60	7.39	1.47
Class C*	1,000.00	1,013.86	11.15	2.22
Generation Wave
Growth Fund*	1,000.00	1,016.21	8.80	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

Vice Fund	Generation Wave Growth Fund

Total Returns as of March 31, 2014*

		Vice Fund -	S&P 500
Average Total Returns		Investor Class	Index
Six months		9.78%	12.51%
One year		22.12%	21.86%
Average annual three years		18.74%	14.66%
Average annual five years		21.90%	21.16%
Average annual ten years		9.73%	7.42%
Average annual since inception 8/30/02		11.09%	8.55%

	Vice Fund - Class A	Vice Fund - Class A	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)*	Index
Six months	3.46%	9.78%	12.51%
One year	15.10%	22.10%	21.86%
Average annual since inception 12/8/11	21.18%	24.33%	22.37%

	Vice Fund - Class C	Vice Fund - Class C	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)*	Index
Six months	8.32%	9.32%	12.51%
One year	20.15%	21.15%	21.86%
Average annual since inception 12/8/11	23.43%	23.43%	22.37%

	Generation Wave	S&P 500	IQ Hedge Multi-
Average Total Returns	Growth Fund	Index	Strategy Index**
Six months	5.41%	12.51%	4.03%
One year	10.57%	21.86%	6.14%
Average annual three years	5.30%	14.66%	4.22%
Average annual five years	11.73%	21.16%	5.17%
Average annual ten years	3.47%	7.42%	N/A***
Average annual since inception 6/21/01	3.12%	5.36%	N/A***

*
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

**	Returns for the IQ Hedge Multi-Strategy Index do not reflect the reinvestment of dividends.
***	The IQ Hedge Multi-Strategy Index’s inception was October 31, 2007.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets. One cannot invest directly in an index.

The Funds impose a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Vice Fund – Investor Class

This chart assumes an initial gross investment of $10,000 made on March 31, 2004.

Hypothetical Comparison of Change in Value of $10,000 Investment

Vice Fund – Class A and Class C

This chart assumes an initial gross investment of $10,000 made on December 8, 2011 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

**	Assumes the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Generation Wave Growth Fund

This chart assumes an initial gross investment of $10,000 made on March 31, 2004.

Hypothetical Comparison of Change in Value of $10,000 Investment

PORTFOLIO OF INVESTMENTS

Vice Fund
March 31, 2014

COMMON STOCKS 99.3%	Shares	Value

Aerospace & Defense 24.2%
The Boeing Co.(c)	80,300	$10,076,847
CACI International Inc. - Class A(a)	10,000	738,000
General Dynamics Corp.(c)	65,000	7,079,800
Honeywell International Inc.(c)	67,600	6,270,576
Lockheed Martin Corp.(c)	67,500	11,018,700
Northrop Grumman Corp.(c)	50,000	6,169,000
Raytheon Co.(c)	137,900	13,623,141
Rolls-Royce Holdings PLC(a)(b)	92,602	1,658,045
Smith & Wesson Holding Corp.(a)(c)	212,500	3,106,750
Sturm, Ruger & Co., Inc.(c)	39,800	2,380,040
United Technologies Corp.(c)	60,000	7,010,400
		69,131,299
Alcoholic Beverages 24.1%
AMBEV S.A. - ADR(b)	900,000	6,669,000
Anheuser-Busch InBev SA/NV(b)	35,000	3,669,390
Anheuser-Busch InBev SA/NV - ADR(b)	40,000	4,212,000
The Boston Beer Co., Inc.(a)	13,000	3,181,490
Brown-Forman Corp. - Class B	95,000	8,520,550
Carlsberg A/S(b)	33,000	3,282,128
Constellation Brands, Inc. - Class A(a)(c)	140,000	11,895,800
Diageo PLC - ADR(b)	80,000	9,967,200
Heineken N.V.(b)	60,000	4,175,954
Molson Coors Brewing Co. - Class B(c)	95,000	5,591,700
Pernod Ricard S.A.(b)	15,000	1,746,180
SABMiller PLC(b)	115,000	5,742,044
		68,653,436
Casinos, Gambling & Lotteries 26.4%
Boyd Gaming Corp.(a)(c)	150,000	1,980,000
Caesars Acquisition Co.(a)	78,200	1,111,222
Caesars Entertainment Corp.(a)(c)	155,000	2,946,550
Churchill Downs Inc.	23,000	2,099,900
Galaxy Entertainment Group Ltd.(a)(b)	1,300,000	11,304,712
Gaming and Leisure Properties, Inc.	75,967	2,769,757
International Game Technology(c)	181,700	2,554,702
Ladbrokes PLC(b)	598,500	1,347,007

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Vice Fund
March 31, 2014

COMMON STOCKS 99.3% (Continued)	Shares	Value

Casinos, Gambling & Lotteries 26.4% (Continued)
Las Vegas Sands Corp.(c)	133,800	$10,808,364
MGM China Holdings Ltd.(b)	600,000	2,115,645
MGM Resorts International(a)(c)	542,700	14,034,222
Penn National Gaming, Inc.(a)	58,000	714,560
Sands China Ltd.(b)	600,000	4,482,692
SJM Holdings Ltd.(b)	750,000	2,107,909
William Hill PLC(b)	302,877	1,721,839
Wynn Macau, Ltd.(b)	874,600	3,630,777
Wynn Resorts, Ltd.(c)	43,000	9,552,450
		75,282,308
Tobacco Manufacturing 24.6%
Altria Group, Inc.(c)	378,000	14,148,540
British American Tobacco PLC - ADR(b)	35,000	3,900,050
Imperial Tobacco Group PLC(b)	124,061	5,011,417
Lorillard, Inc.(c)	344,500	18,630,560
Philip Morris International Inc.	180,000	14,736,600
Reynolds American Inc.(c)	260,000	13,889,200
		70,316,367
Total Common Stocks (Cost $208,439,289)		283,383,410

SHORT-TERM INVESTMENT 2.0%
Investment Company 2.0%
Fidelity Institutional Money Market Portfolio, 0.050%(d)	5,603,610	5,603,610
Total Short-Term Investment (Cost $5,603,610)		5,603,610
Total Investments (Cost $214,042,899) 101.3%		288,987,020
Liabilities in Excess of Other Assets (1.3)%		(3,630,734)
TOTAL NET ASSETS 100.0%		$285,356,286

(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of March 31, 2014, the fair value of collateral is $104,404,807.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2014.
ADR - American Depositary Receipt.
PLC - Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

Vice Fund
March 31, 2014

WRITTEN CALL OPTIONS 1.2%	Contracts	Value
Altria Group, Inc.:
Expiration: April, 2014, Exercise Price: $37.00	1,000	$71,000
Expiration: June, 2014, Exercise Price: $38.00	1,350	75,600
The Boeing Co.:
Expiration: May, 2014, Exercise Price: $135.00	300	22,500
Expiration: May, 2014, Exercise Price: $140.00	350	10,850
Boyd Gaming Corp.:
Expiration: June, 2014, Exercise Price: $11.00	500	132,500
Expiration: June, 2014, Exercise Price: $14.00	1,000	105,000
Caesars Entertainment Corp.:
Expiration: June, 2014, Exercise Price: $25.00	1,000	30,000
Constellation Brands, Inc. - Class A:
Expiration: April, 2014, Exercise Price: $72.50	200	242,000
Expiration: April, 2014, Exercise Price: $80.00	250	152,500
Expiration: April, 2014, Exercise Price: $85.00	500	132,000
General Dynamics Corp.:
Expiration: May, 2014, Exercise Price: $110.00	150	32,700
Expiration: August, 2014, Exercise Price: $115.00	250	52,500
Honeywell International Inc.:
Expiration: June, 2014, Exercise Price: $95.00	200	35,000
International Game Technology:
Expiration: April, 2014, Exercise Price: $18.00	100	500
Expiration: July, 2014, Exercise Price: $16.00	300	13,500
Las Vegas Sands Corp.:
Expiration: May, 2014, Exercise Price: $85.00	350	60,900
Lockheed Martin Corp.:
Expiration: June, 2014, Exercise Price: $165.00	675	297,000
Lorillard, Inc.:
Expiration: April, 2014, Exercise Price: $55.00	450	44,550
Expiration: June, 2014, Exercise Price: $55.00	450	100,350
MGM Resorts International:
Expiration: April, 2014, Exercise Price: $27.00	1,192	34,568
Expiration: May, 2014, Exercise Price: $26.00	1,500	178,500
Expiration: June, 2014, Exercise Price: $27.00	1,500	171,000
Expiration: June, 2014, Exercise Price: $28.00	1,000	79,000
Molson Coors Brewing Co. - Class B:
Expiration: April, 2014, Exercise Price: $55.00	250	97,250

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

Vice Fund
March 31, 2014

WRITTEN CALL OPTIONS 1.2% (Continued)	Contracts	Value
Northrop Grumman Corp.:
Expiration: May, 2014, Exercise Price: $115.00	350	$334,250
Expiration: August, 2014, Exercise Price: $125.00	100	49,000
Raytheon Co.:
Expiration: May, 2014, Exercise Price: $90.00	100	95,900
Expiration: May, 2014, Exercise Price: $92.50	350	259,000
Expiration: May, 2014, Exercise Price: $97.50	200	73,600
Expiration: May, 2014, Exercise Price: $100.00	465	102,300
Reynolds American Inc.:
Expiration: May, 2014, Exercise Price: $57.50	1,000	87,500
Smith & Wesson Holding Corp.:
Expiration: June, 2014, Exercise Price: $14.00	1,125	146,250
Sturm, Ruger & Co., Inc.:
Expiration: April, 2014, Exercise Price: $80.00	142	355
Expiration: April, 2014, Exercise Price: $85.00	100	250
United Technologies Corp.:
Expiration: May, 2014, Exercise Price: $115.00	200	73,000
Wynn Resorts, Ltd.:
Expiration: April, 2014, Exercise Price: $250.00	50	3,425
Expiration: May, 2014, Exercise Price: $230.00	300	146,250
Total Written Call Options (Premiums received $3,901,496)		$3,542,348

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

Generation Wave Growth Fund
March 31, 2014

COMMON STOCKS 64.3%	Shares	Value

Accommodation & Food Services 0.3%
Caesars Entertainment Corp.(a)(c)	2,400	$45,624
		45,624
Administrative & Support & Waste Management &
Remediation Services 2.2%
ADT Corp.(c)	10,000	299,500
		299,500
Arts, Entertainment & Recreation 3.5%
Boyd Gaming Corp.(a)(c)	20,000	264,000
International Game Technology	15,000	210,900
		474,900
Consumer Discretionary 1.1%
Caesars Acquisition Co.(a)	10,000	142,100
		142,100
Information 3.6%
Verizon Communications, Inc.(c)	10,000	475,700
		475,700
Manufacturing 40.4%
Aerospace Product & Parts Manufacturing 7.5%
The Boeing Co.(c)	6,000	752,940
Smith & Wesson Holding Corp.(a)(c)	17,500	255,850
		1,008,790
Agriculture, Construction, and Mining Machinery Manufacturing 2.9%
National Oilwell Varco, Inc.(c)	5,000	389,350
Alcoholic Beverages 2.2%
Molson Coors Brewing Co. - Class B(c)	5,000	294,300
Computer & Peripheral Equipment Manufacturing 4.0%
Apple Inc.(c)	1,000	536,740
Grain and Oilseed Milling 3.2%
Archer-Daniels-Midland Co.(c)	10,000	433,900
Other Food Manufacturing 3.5%
ConAgra Foods, Inc.(c)	15,000	465,450
Petroleum and Coal Products Manufacturing 4.4%
Chevron Corp.(c)	5,000	594,550

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
March 31, 2014

COMMON STOCKS 64.3% (Continued)	Shares	Value

Manufacturing 40.4% (Continued)
Pharmaceutical and Medicine Manufacturing 3.9%
Bristol-Myers Squibb Co.(c)	10,000	$519,500
Tobacco Manufacturing 8.8%
Altria Group, Inc.(c)	10,000	374,300
Lorillard, Inc.(c)	15,000	811,200
		1,185,500
		5,428,080
Mining, Quarrying and Oil & Gas Extraction 8.2%
Metal Ore Mining 5.7%
Barrick Gold Corp.(b)	15,000	267,450
Freeport-McMoRan Copper & Gold Inc.(c)	15,000	496,050
		763,500
Oil & Gas Extraction 2.5%
EXCO Resources, Inc.(c)	60,000	336,000
		1,099,500
Utilities 5.0%
Exelon Corp.(c)	20,000	671,200
		671,200
Total Common Stocks (Cost $8,323,074)		8,636,604

EXCHANGE TRADED FUNDS 14.1%
ETFS Gold Trust(a)	6,000	756,420
PIMCO Total Return Exchange-Traded Fund	4,000	426,640
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	291,300
ProShares Short 20+ Year Treasury(a)	7,300	221,701
ProShares UltraShort 20+ Year Treasury(a)	3,000	202,650
Total Exchange Traded Funds (Cost $1,934,736)		1,898,711

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
March 31, 2014

EXCHANGE TRADED NOTES 10.9%	Shares	Value
ELEMENTS Linked to Rogers International
Commodity Index(a)(b)	45,000	$403,650
iPath Dow Jones-UBS Commodity
Index Total Return ETN(a)(b)	9,000	355,050
iPath S&P GSCI Crude Oil Total Return Index ETN(a)(b)	29,405	705,132
Total Exchange Traded Notes (Cost $1,369,763)		1,463,832

LIMITED PARTNERSHIP 8.2%
United States Natural Gas Fund, LP(a)(c)	45,000	1,098,900
Total Limited Partnership (Cost $997,012)		1,098,900

SHORT-TERM INVESTMENTS 9.4%

Investment Companies(d) 9.4%
Fidelity Institutional Money Market Portfolio, 0.050%	625,000	625,000
STIT - Liquid Assets Portfolio, 0.060%	625,000	625,000
STIT - STIC Prime Portfolio, 0.030%	8,743	8,743
Total Short-Term Investments (Cost $1,258,743)		1,258,743
Total Investments (Cost $13,883,328) 106.9%		14,356,790
Liabilities in Excess of Other Assets (6.9)%		(931,000)
TOTAL NET ASSETS 100.0%		$13,425,790

(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of March 31, 2014, the fair value of collateral is $8,336,086.
(d)	These securities have fluctuating yields. The yield listed is the 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

Generation Wave Growth Fund
March 31, 2014

WRITTEN CALL OPTIONS 2.2%	Contracts	Value
ADT Corp.:
Expiration: May, 2014, Exercise Price: $30.00	50	$6,500
Altria Group, Inc.:
Expiration: June, 2014, Exercise Price: $37.00	100	11,200
Apple Inc.:
Expiration: May, 2014, Exercise Price: $535.00	10	18,500
Archer-Daniels-Midland Co.:
Expiration: April, 2014, Exercise Price: $41.00	100	25,000
The Boeing Co.:
Expiration: May, 2014, Exercise Price: $130.00	60	11,400
Boyd Gaming Corp.:
Expiration: June, 2014, Exercise Price: $12.00	144	30,240
Expiration: June, 2014, Exercise Price: $13.00	56	7,560
Bristol-Myers Squibb Co.:
Expiration: June, 2014, Exercise Price: $52.50	100	23,800
Caesars Entertainment Corp.:
Expiration: May, 2014, Exercise Price: $20.00	24	2,568
Chevron Corp.:
Expiration: May, 2014, Exercise Price: $120.00	50	8,350
ConAgra Foods, Inc.:
Expiration: September, 2014, Exercise Price: $31.00	150	18,450
EXCO Resources, Inc.:
Expiration: June, 2014, Exercise Price: $5.00	300	24,000
Exelon Corp.:
Expiration: July, 2014, Exercise Price: $34.00	200	20,000
Freeport-McMoRan Copper & Gold Inc.:
Expiration: May, 2014, Exercise Price: $34.00	150	10,650
Lorillard, Inc.:
Expiration: June, 2014, Exercise Price: $55.00	150	33,450
Molson Coors Brewing Co. - Class B:
Expiration: April, 2014, Exercise Price: $57.50	50	8,750
National Oilwell Varco, Inc.:
Expiration: May, 2014, Exercise Price: $82.50	50	3,050
Smith & Wesson Holding Corp.:
Expiration: June, 2014, Exercise Price: $14.00	75	9,750
United States Natural Gas Fund, LP:
Expiration: April, 2014, Exercise Price: $25.00	150	5,850
Expiration: May, 2014, Exercise Price: $25.00	121	8,954
Expiration: May, 2014, Exercise Price: $26.00	50	2,050

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

Generation Wave Growth Fund
March 31, 2014

WRITTEN CALL OPTIONS 2.2% (Continued)	Contracts	Value
Verizon Communications, Inc.:
Expiration: April, 2014, Exercise Price: $47.00	55	$4,125
Expiration: May, 2014, Exercise Price: $48.00	45	3,060
Total Written Call Options (Premiums received $239,151)		$297,257

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
March 31, 2014

	Vice	Generation Wave
	Fund	Growth Fund
ASSETS
Investments, at cost	$214,042,899	$13,883,328
Investments, at value	$288,987,020	$14,356,790
Due from brokers	34,894	29,165
Income receivable	935,982	8,873
Receivable for capital shares sold	818,764	166
Receivable for investments sold	—	5,649
Other assets	28,505	5,435
TOTAL ASSETS	290,805,165	14,406,078

LIABILITIES
Written options, at value (premiums received
of $3,901,496 and $239,151, respectively) (Note 2)	3,542,348	297,257
Payable for capital shares redeemed	210,894	—
Payable for distribution fees	141,445	—
Payable for investments purchased	1,202,600	634,974
Payable to Advisor	229,313	742
Payable to affiliates	63,753	12,895
Payable to Trustees	3,750	3,750
Accrued expenses and other liabilities	54,776	30,670
TOTAL LIABILITIES	5,448,879	980,288
NET ASSETS	$285,356,286	$13,425,790

Net assets consist of:
Paid-in capital	$242,176,920	$17,091,706
Accumulated net investment income (loss)	2,532,374	(32,571)
Accumulated net realized loss	(34,656,277)	(4,048,701)
Net unrealized appreciation (depreciation) on:
Investments	74,944,121	473,462
Written options	359,148	(58,106)
NET ASSETS	$285,356,286	$13,425,790

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
March 31, 2014

	Vice	Generation Wave
	Fund	Growth Fund
Investor Class:
Net Assets	$248,981,973	$13,425,790
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	8,469,393	1,496,229
Net asset value, redemption price
and offering price per share(1)	$29.40	$8.97

Class A:
Net Assets	$20,626,149
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	703,992
Net asset value, redemption price and minimum
offering price per share(1)(3)	$29.30
Maximum offering price per share (net asset value
per share divided by 0.9425)(2)	$31.09

Class C:
Net Assets	$15,748,164
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	543,513
Net asset value, redemption price
and offering price per share (may be subject
to contingent deferred sales charge)(1)(4)	$28.97

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A contingent deferred sales charge (CDSC) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(4)	A CDSC of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For The Year Ended March 31, 2014

	Vice	Generation Wave
	Fund	Growth Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $94,471 and $565, respectively)	$5,916,885	$227,461
Interest income	1,851	634
TOTAL INVESTMENT INCOME	5,918,736	228,095

EXPENSES
Advisory fees (Note 3)	1,877,066	128,191
Distribution fees - Investor Class (Note 3)	443,745	—
Distribution fees - Class A (Note 3)	29,295	—
Distribution fees - Class C (Note 3)	83,698	—
Transfer agent fees and expenses (Note 3)	150,823	23,789
Administration fees (Note 3)	100,521	16,504
Federal and state registration fees	78,833	26,537
Custody fees (Note 3)	40,092	7,788
Chief compliance officer fees and expenses	26,625	26,625
Fund accounting fees (Note 3)	26,243	24,099
Reports to shareholders	19,397	4,295
Audit fees	14,850	15,500
Trustees’ fees and related expenses	14,750	15,434
Legal fees	19,184	17,146
Other expenses	34,083	7,535
TOTAL EXPENSES BEFORE INTEREST EXPENSE	2,959,205	313,443
Interest expense (Note 6)	1,421	47
TOTAL EXPENSES	2,960,626	313,490
Less waivers by Advisor (Note 3)	—	(77,300)
NET EXPENSES	2,960,626	236,190
NET INVESTMENT INCOME (LOSS)	2,958,110	(8,095)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gain (loss) from security transactions:
Investments	(4,770,574)	453,888
Purchased options (Note 2)	(5,360)	(138,162)
Written options (Note 2)	3,601,664	802,519
Change in net unrealized appreciation/depreciation on:
Investments	35,584,871	144,682
Purchased options (Note 2)	3,310	—
Written options (Note 2)	495,625	107,379
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND OPTIONS CONTRACTS	34,909,536	1,370,306
NET INCREASE IN NET ASSETS FROM OPERATIONS	$37,867,646	$1,362,211

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Vice Fund

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
FROM OPERATIONS
Net investment income	$2,958,110	$1,663,998
Net realized gain (loss) on:
Investments	(4,770,574)	1,947,083
Purchased options	(5,360)	(76,493)
Written options	3,601,664	2,168,321
Change in net unrealized appreciation/depreciation on:
Investments	35,584,871	12,624,583
Purchased options	3,310	(3,310)
Written options	495,625	(49,632)
Net increase in net assets from operations	37,867,646	18,274,550

FROM DISTRIBUTIONS
Net investment income:
Investor Class	(1,758,588)	(821,182)
Class A	(94,072)	(6,027)
Class C	(48,193)	(6,306)
Net decrease in net assets
from distributions paid	(1,900,853)	(833,515)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	153,093,144	48,930,618
Net asset value of shares issued in
reinvestment of distributions to shareholders	1,786,095	793,175
Payments for shares redeemed	(38,200,090)	(26,939,143)
Redemption fees	31,004	21,773
Net increase in net assets from
capital share transactions	116,710,153	22,806,423
TOTAL INCREASE IN NET ASSETS	152,676,946	40,247,458

NET ASSETS
Beginning of year	132,679,340	92,431,882
End of year (includes accumulated net investment
income of $2,532,374 and $1,474,906, respectively)	$285,356,286	$132,679,340

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Generation Wave Growth Fund

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(8,095)	$112,399
Net realized gain (loss) on:
Investments	453,888	1,095,942
Purchased options	(138,162)	(156,665)
Written options	802,519	901,353
Change in net unrealized appreciation/depreciation on:
Investments	144,682	(340,612)
Purchased options	—	(612)
Written options	107,379	(101,555)
Net increase in net assets from operations	1,362,211	1,510,250

FROM DISTRIBUTIONS
Net investment income	(111,597)	(75,594)
Net decrease in net assets
from distributions paid	(111,597)	(75,594)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	279,555	207,687
Net asset value of shares issued in
reinvestment of distributions to shareholders	105,168	74,234
Payments for shares redeemed	(2,204,375)	(1,858,219)
Redemption fees	—	62
Net decrease in net assets from
capital share transactions	(1,819,652)	(1,576,236)
TOTAL DECREASE IN NET ASSETS	(569,038)	(141,580)

NET ASSETS
Beginning of year	13,994,828	14,136,408
End of year (includes accumulated net investment
income (loss) of ($32,571) and $100,334, respectively)	$13,425,790	$13,994,828

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2014		2013		2012		2011	2010
Net Asset Value, Beginning of Year	$24.39		$20.95		$18.12		$15.42	$11.67

Income from investment operations:
Net investment income	0.41	(6)	0.30	(2)	0.16	(2)	0.21 (2)	0.20	(2)
Net realized and unrealized
gain on investments	4.91		3.32		2.86		2.67	3.84
Total from investment operations	5.32		3.62		3.02		2.88	4.04

Less distributions:
Dividends from net investment income	(0.31)		(0.18)		(0.19)		(0.18)	(0.29)
Paid-in capital from
redemption fees (Note 2)(3)	0.00		0.00		0.00		0.00	0.00
Net Asset Value, End of Year	$29.40		$24.39		$20.95		$18.12	$15.42
Total Return	22.12%		17.44%		16.79%		19.01%	35.06%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$248,982		$126,488		$91,824		$79,039	$76,730
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.47%		1.64%		1.72%		1.79%	1.99	%(1)
After waiver and
expense reimbursement(7)	1.47%		1.64%		1.76%		1.81%	1.93	%(1)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.51%		1.60%		0.88%		1.24%	1.16	%(4)
After waiver and
expense reimbursement(7)	1.51%		1.60%		0.84%		1.22%	1.22	%(4)
Portfolio turnover rate	166.95	%(5)	11.90	%(5)	83.66	%(5)	21.18%	59.02%

(1)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.84% and 1.78% for the year ended March 31, 2010.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Calculated using the average shares outstanding method.
(7)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2014, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares.  From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.  Prior to August 1, 2009, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.75% of average net assets of the Fund for Investor Class shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Year Ended	Year Ended	Period Ended
	March 31, 2014	March 31, 2013	March 31, 2012(1)
Net Asset Value, Beginning of Period	$24.33	$20.94	$18.14

Income from investment operations:
Net investment income	0.46 (8)	0.24 (2)	0.10	(2)
Net realized and unrealized
gain on investments	4.85	3.36	2.70
Total from investment operations	5.31	3.60	2.80

Less distributions:
Dividends from net investment income	(0.34)	(0.21)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	—
Net Asset Value, End of Period	$29.30	$24.33	$20.94
Total Return(5)	22.10%	17.40%	15.44	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$20,626	$3,033	$193
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.47%	1.64%	1.73	%(7)
After waiver and
expense reimbursement(9)	1.47%	1.64%	1.73	%(7)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.68%	1.60%	3.36	%(7)
After waiver and
expense reimbursement(9)	1.68%	1.60%	3.36	%(7)
Portfolio turnover rate(6)	166.95%	11.90%	83.66%

(1)	The Vice Fund Class A shares commenced operations on December 8, 2011.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Annualized.
(8)	Calculated using the average shares outstanding method.
(9)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2014, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Year Ended	Year Ended	Period Ended
	March 31, 2014	March 31, 2013	March 31, 2012(1)
Net Asset Value, Beginning of Period	$24.16	$20.90	$18.14

Income from investment operations:
Net investment income	0.26 (8)	0.17 (2)	0.07	(2)
Net realized and unrealized
gain on investments	4.80	3.26	2.69
Total from investment operations	5.06	3.43	2.76

Less distributions:
Dividends from net investment income	(0.25)	(0.17)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	—
Net Asset Value, End of Period	$28.97	$24.16	$20.90
Total Return(5)	21.15%	16.56%	15.21	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$15,748	$3,159	$415
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	2.22%	2.39%	2.46	%(7)
After waiver and
expense reimbursement(9)	2.22%	2.39%	2.46	%(7)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.94%	0.85%	2.63	%(7)
After waiver and
expense reimbursement(9)	0.94%	0.85%	2.63	%(7)
Portfolio turnover rate(6)	166.95%	11.90%	83.66%

(1)	The Vice Fund Class C shares commenced operations on December 8, 2011.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Annualized.
(8)	Calculated using the average shares outstanding method.
(9)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2014, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Generation Wave Growth Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2014		2013	2012	2011		2010
Net Asset Value,
Beginning of Year	$8.18		$7.36	$7.79	$6.85		$5.26

Income (loss) from
investment operations:
Net investment income (loss)	(0.00	)(1)(2)	0.07 (1)	0.03 (1)	0.00	(1)(2)	—
Net realized and
unrealized gain (loss)
on investments	0.86		0.79	(0.46)	0.94		1.64
Total from
investment operations	0.86		0.86	(0.43)	0.94		1.64

Less distributions paid:
From net
investment income	(0.07)		(0.04)	—	—		(0.05)
Net Asset Value,
End of Year	$8.97		$8.18	$7.36	$7.79		$6.85
Total Return	10.57%		11.76%	(5.52)%	13.72%		31.14%

Supplemental Data and Ratios:
Net assets at end
of year (000’s)	$13,426		$13,995	$14,136	$20,062		$20,807
Ratio of expenses to
average net assets:(3)
Before waiver and expense
reimbursement	2.32%		2.51%	2.30%	2.00%		2.03%
After waiver and expense
reimbursement(4)	1.75%		1.75%	1.75%	1.75%		1.67%
Ratio of net investment income
(loss) to average net assets:(3)
Before waiver and expense
reimbursement	(0.63)%		0.06%	(0.17)%	(0.27)%		(0.38)%
After waiver and expense
reimbursement(4)	(0.06)%		0.82%	0.38%	(0.02)%		(0.02)%
Portfolio turnover rate	391.70%		34.28%	127.99%	82.62%		129.08%

(1)	Per share net investment income (loss) was calculated prior to tax adjustments.
(2)	Less than one cent per share.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
The Advisor has contractually agreed, effective August 1, 2009 through July 31, 2014, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund.  Prior to August 1, 2009, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.50% of average net assets of the Fund.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2014

(1)      Organization
USA MUTUALS (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Vice Fund and the Generation Wave Growth Fund (individually a “Fund” and collectively the “Funds”), each represent a distinct, non-diversified portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held.  Each Fund is currently authorized to offer Class A, Class C and Investor Class shares, and the Vice Fund is authorized to offer Institutional Class shares.  Class A and Class C shares of the Generation Wave Growth Fund are offered in a separate prospectus and SAI.  The four classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus.  A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase.  Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus.  The contingent deferred sales charge for these Class C shares is based on the net asset value of the shares at the time of purchase.  Investor Class and Institutional Class shares are no-load shares.

The Vice Fund Investor Class became effective and commenced operations on August 30, 2002.  The Vice Fund Class A and Class C shares became effective and commenced operations on December 8, 2011.  While the Vice Fund’s Institutional Class shares are effective, they have not yet commenced operations as of March 31, 2014.  The Generation Wave Growth Fund became effective and commenced operations on June 21, 2001.  While the Generation Wave Growth Fund’s Class A and Class C shares are effective, only Investor Class shares have been offered and issued to date.

The Funds are managed by Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the Vice Fund is long-term growth of capital.  The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.  Previously the investment objective of the Generation Wave Growth Fund was capital appreciation over the long term while at times providing a low level of current income.

(2)      Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

(a)     Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective net asset values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates fair value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments.  “Fair value” of other private options are valued by the Advisor under the supervision of the Funds’ Board of Trustees.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

Vice Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$283,383,410	$—	$—	$283,383,410
Short-Term Investment	5,603,610	—	—	5,603,610
Total*	$288,987,020	$—	$—	$288,987,020
Written Options	$(2,582,318)	$(960,030)	$—	$(3,542,348)

Generation Wave Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$8,636,604	$—	$—	$8,636,604
Exchange Traded Funds	1,898,711	—	—	1,898,711
Exchange Traded Notes	1,463,832	—	—	1,463,832
Limited Partnership	1,098,900	—	—	1,098,900
Short-Term Investments	1,258,743	—	—	1,258,743
Total*	$14,356,790	$—	$—	$14,356,790
Written Options	$(297,257)	$—	$—	$(297,257)

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report.  It is the Funds’ policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

(b)         Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the  requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2011 through March 31, 2014.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Vice	Generation Wave
	Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$221,462,963	$14,075,086
Gross tax unrealized appreciation	$78,028,412	$832,368
Gross tax unrealized depreciation	(10,504,355)	(550,664)
Net tax unrealized appreciation	67,524,057	281,704
Undistributed ordinary income	2,532,374	—
Total distributable earnings	2,532,374	—
Other accumulated losses	(26,877,065)	(3,947,620)
Total accumulated gains (losses)	$43,179,366	$(3,665,916)

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales and other temporary differences.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2014, the Vice Fund and the Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $4,720,637 and $1,166,643, respectively.  At March 31, 2014, the Funds had the following capital loss carryforwards:

	Generation Wave
Vice Fund	Growth Fund	Expiration
$(26,002,768)	$(3,852,503)	03/31/18

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31, 2014, the Funds did not have capital loss carryforwards with an indefinite expiration.

At March 31, 2014, the Vice Fund deferred no post-October 2013 losses.  At March 31, 2014, the Generation Wave Growth Fund deferred late year net investment losses of $9,454.

(c)     Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The tax character of distributions paid during the years ended March 31, 2014 and March 31, 2013 was as follows:

	Year Ended			Year Ended
	March 31, 2014			March 31, 2013
			Long-Term		Long-Term
	Ordinary	Return	Capital	Ordinary	Capital
	Income	of Capital	Gains	Income	Gains
Vice Fund	$1,900,853	$—	$—	$833,515	$—
Generation Wave
Growth Fund	$98,725	$12,872	$—	$75,594	$—

(d)         Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)     Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(f)     Short Positions
The Vice Fund or the Generation Wave Growth Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the 1940 Act to

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of and for the year ended March 31, 2014, the Funds were not invested in short positions.

(g)         Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is purchased or written by the Funds is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds’ investment objectives.  A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (“MNA”) and net of related collateral received or pledged, if any, as of March 31, 2014:

Gross Amounts Not Offset in the Statements of Assets and
Liabilities and Subject to MNA

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts not
		Offset	Presented	offset in the Statement
		in the	in the	of Assets and Liabilities
	Gross	Statement	Statement
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount
Vice Fund
Written Options	$3,542,348	$—	$3,542,348	$—	$(3,542,348)	$—

Generation Wave Growth Fund
Written Options	$297,257	$—	$297,257	$—	$(297,257)	$—

The number of option contracts written and the premiums received by the Vice Fund during the year ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	10,319	$982,687
Options written	131,127	16,794,979
Options expired	(39,825)	(4,056,771)
Options covered	(13,797)	(1,306,565)
Options exercised	(68,525)	(8,512,834)
Options outstanding, end of year	19,299	$3,901,496

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

The number of option contracts written and the premiums received by the Generation Wave Growth Fund during the year ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	3,305	$273,890
Options written	21,441	2,108,108
Corporate actions	50	—
Options expired	(8,231)	(746,022)
Options covered	(3,474)	(309,869)
Options exercised	(10,851)	(1,086,956)
Options outstanding, end of year	2,240	$239,151

The number of option contracts purchased and the premiums paid by the Vice Fund during the year ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of year	200	$21,510
Options purchased	75	3,568
Options sold	(200)	(21,510)
Options exercised	(75)	(3,568)
Options outstanding, end of year	—	$—

The number of option contracts purchased and the premiums paid by the Generation Wave Growth Fund during the year ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of year	—	$—
Options purchased	2,531	505,501
Options sold	(1,473)	(337,187)
Options expired	(1,058)	(168,314)
Options outstanding, end of year	—	$—

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2014:

Derivative Investment Type	Value	Location
Liability Derivatives
Vice Fund
Written Options – equity contracts	$(3,542,348)	Written options, at value
Generation Wave Growth Fund
Written Options – equity contracts	$ (297,257)	Written options, at value

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

The following is a summary of the effect of derivative investments on the Statement of Operations for the year ended March 31, 2014:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
Vice Fund
Written Options – equity contracts	$3,601,664	Net realized gain (loss)
		from written options
Purchased Options – equity contracts	$ (5,360)	Net realized gain (loss)
		from purchased options
Generation Wave Growth Fund
Written Options – equity contracts	$ 802,519	Net realized gain (loss)
		from written options
Purchased Options – equity contracts	$ (138,162)	Net realized gain (loss)
		from purchased options

	Change in
	Unrealized
	Appreciation/
	Depreciation
Derivative Investment Type	on Options	Location
Vice Fund
Written Options – equity contracts	$495,625	Change in net unrealized
		appreciation/depreciation
		on written options
Purchased Options – equity contracts	$ 3,310	Change in net unrealized
		appreciation/depreciation
		on purchased options
Generation Wave Growth Fund
Written Options – equity contracts	$107,379	Change in net unrealized
		appreciation/depreciation
		on written options

(h)         Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

(i)     Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held.  Such gains or losses are included with the net realized and unrealized  gain or loss from investments, as appropriate.

Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j)     Reclassifications of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended March 31, 2014, the following table shows the reclassifications made:

	Accumulated Net	Accumulated
	Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Vice Fund	211	35	(246)
Generation Wave Growth Fund	(13,213)	26,085	(12,872)

(k)         Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after March 31, 2014 through the date the financial statements were issued.  This serves as notice that effective approximately 60 days from the Annual Report date of March 31, 2014, the Vice Fund will change its name to the “Barrier Fund”.  As of the same date, the Advisor will change its name to USA Mutuals Advisors, Inc.

(3)      Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund’s average daily net assets. For the year ended March 31, 2014, the Vice Fund and the Generation Wave Growth Fund incurred $1,877,066 and $128,191 in advisory fees, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2014, to limit the Vice Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Vice Fund for Investor Class and Class A shares and 2.24% of average net assets of the Vice Fund for Class C shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the Vice Fund’s total annual fund operating expenses to 1.85% and 2.60% of average net assets of the Vice Fund for Class A shares and Class C shares, respectively.  From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the Vice Fund’s total annual fund operating expenses to 1.85% of average net assets of the Vice Fund for Investor Class shares.  Prior to August 1, 2009, the Advisor had contractually agreed to limit the Vice Fund’s total annual fund operating expenses to 1.75% of average net assets of the Vice Fund for Investor Class shares.

The Advisor has contractually agreed, effective August 1, 2009 through July 31, 2014, to limit the Generation Wave Growth Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Generation Wave Growth Fund Investor Class shares.  Prior to August 1, 2009, the Advisor had contractually agreed to limit the Generation Wave Growth Fund’s total annual fund operating expenses to 1.50% of average net assets of the Generation Wave Growth Fund Investor Class shares.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed.  Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.  For the year ended March 31, 2014, $77,300 was waived for the Generation Wave Growth Fund.

The following table shows the remaining waived or reimbursed expenses in the Funds subject to potential recoupment expiring in:

Generation Wave
Growth Fund
2015	$ 89,429
2016	104,840
2017	77,300

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. For the year ended March 31, 2014, the Vice Fund and the Generation Wave Growth Fund incurred $26,243 and $24,099 in accounting fees, $100,521 and $16,504 in administration fees, $150,823 and $23,789 in transfer agency fees and $40,092 and $7,788 in custodian fees, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Vice Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the year ended March 31, 2014, the Vice Fund Investor Class accrued expenses of $443,745, the Vice Fund Class A accrued expenses of $29,295 and the Vice Fund Class C accrued expenses of $83,698 pursuant to the 12b-1 Plan.

(4)      Capital Share Transactions
Transactions in shares of the Vice Fund Investor Class were as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		5,187,059		4,383,960
Shares sold	$123,943,856	4,526,218	$43,887,451	2,007,887
Shares issued to holders
in reinvestment
of distributions	1,668,019	68,138	780,906	38,149
Shares redeemed	(35,495,041)	(1,312,022)	(26,879,704)	(1,242,937)
Net increase	$90,116,834	3,282,334	$17,788,653	803,099
Ending shares		8,469,393		5,187,059

Transactions in shares of the Vice Fund Class A were as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		124,633		9,226
Shares sold	$17,384,099	647,893	$2,566,406	115,748
Shares issued to holders
in reinvestment
of distributions	73,901	3,029	5,988	293
Shares redeemed	(2,011,717)	(71,563)	(14,365)	(634)
Net increase	$15,446,283	579,359	$2,558,029	115,407
Ending shares		703,992		124,633

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

Transactions in shares of the Vice Fund Class C were as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		130,764		19,859
Shares sold	$11,765,189	434,980	$2,476,761	111,684
Shares issued to holders
in reinvestment
of distributions	44,175	1,821	6,281	308
Shares redeemed	(662,328)	(24,052)	(23,301)	(1,087)
Net increase	$11,147,036	412,749	$2,459,741	110,905
Ending shares		543,513		130,764
Total increase
for the Fund	$116,710,153		$22,806,423

Transactions in shares of the Generation Wave Growth Fund were as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		1,711,691		1,919,562
Shares sold	$279,555	32,954	$207,687	27,572
Shares issued to holders
in reinvestment
of distributions	105,168	12,952	74,234	10,239
Shares redeemed	(2,204,375)	(261,368)	(1,858,157)	(245,682)
Net decrease	$(1,819,652)	(215,462)	$(1,576,236)	(207,871)
Ending shares		1,496,229		1,711,691

(5)      Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Funds for the year ended March 31, 2014, are summarized below:

		Generation Wave
	Vice Fund	Growth Fund
Purchases	$463,028,593	$49,204,865
Sales	332,093,226	49,006,993

There were no purchases or sales of U.S. government securities during the year ended March 31, 2014.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014

(6)      Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Funds an unsecured credit facility pursuant to a Loan and Security Agreement for the Funds which matures, unless renewed, on March 9, 2015 for the purpose of purchasing portfolio securities.  The Funds may borrow up to the lesser of $8,500,000 and $1,500,000 or certain percentage amounts based on the net assets of the Funds, for the Vice Fund and Generation Wave Growth Fund, respectively.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of March 31, 2014.  During the year ended March 31, 2014, the Vice Fund had average outstanding borrowings of $44,452 under the credit facility and paid a weighted average interest rate of 3.25%.  During the year ended March 31, 2014, the Generation Wave Growth Fund had average outstanding borrowings of $1,332 under the credit facility and paid a weighted average interest rate of 3.25%.  The May 21, 2013 balance of $5,640,000 and the June 20, 2013 balance of $117,000 for the Vice Fund and Generation Wave Growth Fund, respectively, was the maximum borrowings during the year.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
USA MUTUALS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and schedules of options written, of USA MUTUALS, comprising the Vice Fund and the Generation Wave Growth Fund (the “Funds”) as of March 31, 2014, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting USA MUTUALS as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 30, 2014

ADDITIONAL INFORMATION

Information about Trustees

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-866-264-8783.

Non-Interested Trustees

		Term of	Principal	Number of	Other
	Position	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Michael D. Akers, Ph.D.	Independent	Indefinite term;	Professor and	2	Independent
615 E. Michigan Street	Trustee	Since 2001	Chair, Department		Trustee, Trust for
Milwaukee, WI 53202			of Accounting,		Professional
Age: 58			Marquette		Managers (an
			University		open-end investment
			(2004 - present)		company with
thirty portfolios)

Gary A. Drska	Independent	Indefinite term;	Pilot, Frontier/	2	Independent
615 E. Michigan Street	Trustee	Since 2001	Midwest Airlines		Trustee, Trust for
Milwaukee, WI 53202			(Airline Company)		Professional
Age: 57			(1986 - present)		Managers (an
open-end investment
company with
thirty portfolios)
Interested Trustee and Officers

		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Joseph C. Neuberger*	Trustee	Indefinite term;	Executive	2	Trustee, Trust for
615 E. Michigan Street	and	Since 2001	Vice President,		Professional
Milwaukee, WI 53202	Chairperson		U.S. Bancorp Fund		Managers (an
Age: 51			Services, LLC		open-end
			(1994 - present)		investment
company with
thirty portfolios);
Trustee, Buffalo
Funds (an
open-end
investment
company with
ten portfolios)

*
This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

ADDITIONAL INFORMATION (Continued)

Interested Trustee and Officers (Continued)

		Term of	Principal
	Position(s)	Office and	Occupation
Name,	Held with	Length of	During Past
Address and Age	the Trust	Time Served	Five Years
Jerry Szilagyi	President	Indefinite term;	President, Mutuals Advisors,
Plaza of the Americas		Since 2011	Inc. (March 2011 - present);
700 N. Pearl Street,			Managing Member, Catalyst
Suite 900			Capital Advisors LLC (January 2006 - present);
Dallas, TX 75201			President, MFund Distributors LLC
Age: 51			(October 2012 - present); President,
MFund Services LLC (January 2012 - present);
President, Abbington Capital
Group LLC (1998 - present);
President, Cross Sound Capital, LLC
(June 2011 - present); CEO, Thomas Lloyd
Global Asset Management
(Americas) LLC (September 2006 - 2010)

Gerald Sullivan	Treasurer	Indefinite term;	Treasurer, Mutuals Advisors, Inc.
Plaza of the Americas		Since 2013	(February 2013 - present); Portfolio
700 N. Pearl Street,			Manager, Mutuals Advisors, Inc.
Suite 900			(June 2011 - present); President,
Dallas, TX 75201			Industry Leaders Fund (March 1999 -
Age: 53			November 2008) and (August 2009 -
June 2012); CFO, Claramont
Investment Partners (February 1995 - present);
Acting CEO, Perftech Inc. (October 2011 - present);
CFO, The Roadhouse Group LLC
(February 1995 - present)

Rachel A. Spearo	Secretary	Indefinite term;	Vice President, U.S. Bancorp Fund
615 E. Michigan Street		Since 2005	Services, LLC (2004 - present)
Milwaukee, WI 53202
Age: 34

William S. McNish	Chief	Indefinite term;	Director, Alaric Compliance Services, LLC,
Plaza of the Americas	Compliance	Since 2013	a compliance consulting company (January
700 N. Pearl Street,	Officer		2011-present); Futures Trading Investigator,
Suite 900			Commodity Futures Trading Commission,
Dallas, TX 75201			Division of Enforcement (2009-2010);
Age: 49			Principal Investigator, Financial Industry
Regulatory Authority, Inc., Division of
Enforcement (2004-2009)

Tax Information

The Funds designate 100% of their ordinary income distribution for the year ended March 31, 2014 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended March 31, 2014, 100% of the dividends paid from net ordinary income for the Funds qualifies for the dividends received deduction available to corporate shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the annual report.

(This Page Intentionally Left Blank.)

USA MUTUALS

Vice Fund
Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “All other fees” refer to the aggregate fees billed for products and services provided by the principal accountant other than “Audit fees”, “Audit-related fees” and “Tax fees”.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$26,000	$26,000
Audit-Related Fees	$0	$0
Tax Fees	$5,000	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2014	FYE 3/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2014	FYE 3/31/2013
Registrant	$5,000	$5,000
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA MUTUALS

By (Signature and Title)      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     June 9, 2014

By (Signature and Title)      /s/Gerald Sullivan
Gerald Sullivan, Treasurer

Date     June 9, 2014